As filed with the Securities and Exchange Commission on 9/27/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2020

Date of reporting period:  July 31, 2019

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.55%
Capital Goods - 4.26%
Acuity Brands, Inc.	2,075	$278,507
Fastenal Co.	7,303	224,932
Nordson Corp.	3,186	451,329
United Rentals, Inc. (a)	2,584	327,005
WABCO Holdings, Inc. (a)	1,832	242,575
		1,524,348
Commercial & Professional Services - 5.79%
Cintas Corp.	2,772	721,940
Insperity, Inc.	4,275	454,646
Verisk Analytics, Inc.	5,880	892,114
		2,068,700
Consumer Durables & Apparel - 2.48%
Hanesbrands, Inc.	22,544	362,733
Nike, Inc.	6,098	524,611
		887,344
Consumer Services - 2.90%
Starbucks Corp.	10,967	1,038,465
Diversified Financials - 0.53%
S&P Global, Inc.	773	189,346
Food, Beverage & Tobacco - 4.41%
Constellation Brands, Inc.	3,271	643,798
Monster Beverage Corp. (a)	14,498	934,686
		1,578,484
Health Care Equipment & Services - 2.91%
Align Technology, Inc. (a)	4,975	1,040,173
Household & Personal Products - 3.15%
Estee Lauder Cos., Inc.	6,111	1,125,585
Materials - 1.68%
Sherwin-Williams Co.	1,170	600,257
Media & Entertainment - 12.97%
Alphabet, Inc. - Class A (a)	602	733,356
Alphabet, Inc. - Class C (a)	410	498,839
Electronic Arts, Inc. (a)	6,777	626,872
Facebook, Inc. (a)	5,778	1,122,261
Netflix, Inc. (a)	5,133	1,657,908
		4,639,236
Pharmaceuticals, Biotechnology & Life Sciences - 8.31%
Agilent Technologies, Inc.	5,351	371,413
IQVIA Holdings, Inc. (a)	2,925	465,572
Mettler-Toledo International, Inc. (a)	1,132	856,641
Waters Corp. (a)	3,028	637,576
Zoetis, Inc.	5,586	641,776
		2,972,978
Retailing - 12.77%
Amazon.com, Inc. (a)	1,144	2,135,596
Dick's Sporting Goods, Inc.	12,812	476,222
Foot Locker, Inc.	8,443	346,670
Home Depot, Inc.	4,236	905,191
Williams-Sonoma, Inc.	10,565	704,474
		4,568,153
Semiconductors & Semiconductor Equipment - 4.14%
Broadcom, Inc.	5,099	1,478,659

Software & Services - 21.89%
Adobe Systems, Inc. (a)	1,414	422,588
Cognizant Technology Solutions Corp. - Class A	7,883	513,499
EPAM Systems, Inc. (a)	2,477	480,018
Fiserv, Inc. (a)	8,152	859,465
FleetCor Technologies, Inc. (a)	2,985	848,247
Global Payments, Inc.	11,095	1,863,072
MasterCard, Inc.	7,619	2,074,425
Paycom Software, Inc. (a)	3,182	766,067
		7,827,381
Technology Hardware & Equipment - 10.36%
Amphenol Corp.	12,692	1,184,417
Apple, Inc.	8,866	1,888,813
IPG Photonics Corp. (a)	2,661	348,618
Trimble, Inc. (a)	6,718	283,903
		3,705,751
TOTAL COMMON STOCKS (Cost $16,364,113)		35,244,860

SHORT-TERM INVESTMENTS - 1.66%
Fidelity Government Portfolio - Class I, 2.19% (b)	592,085	592,085
TOTAL SHORT-TERM INVESMENTS (Cost $592,085)		592,085

Total Investments (Cost $16,956,198) - 100.21%		35,836,945
Liabilities in Excess of Other Assets - (0.21)%		(73,711)
TOTAL NET ASSETS - 100.00%		$35,763,234

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of July 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Note 1 - Summary of Fair Value Measurements at July 31, 2019 (Unaudited)
    The Logan Capital Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the bestinformation available.

The Fund's investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,639,236	$-	$-	$4,639,236
Consumer Discretionary	6,493,962	-	-	6,493,962
Consumer Staples	2,704,069	-	-	2,704,069
Financials	189,346	-	-	189,346
Health Care	4,013,151	-	-	4,013,151
Industrials	3,593,048	-	-	3,593,048
Information Technology	13,011,791	-	-	13,011,791
Materials	600,257	-	-	600,257
Total Common Stocks	35,244,860	-	-	35,244,860
Short-Term Investments	592,085	-	-	592,085
Total Investments in Securities	$35,836,945	$-	$-	$35,836,945

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at July 31, 2019, the end of the reporting period. During the period ended July 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/
 Principal Executive Officer

Date: 9/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/
 Principal Executive Officer

Date 9/26/2019

By (Signature and Title)*/s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal Financial
 Officer

Date 9/25/2019

* Print the name and title of each signing officer under his or her signature.